Performance Trust Short Term Bond ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 21.0%	Par	Value
Allegro CLO Ltd., Series 2021-1A, Class XR, 4.78% (3 mo. Term SOFR + 1.10%), 07/20/2038 (a)	$ 300,625	$ 300,464
Apidos CLO
Series 2018-29A, Class D1R, 6.77% (3 mo. Term SOFR + 3.10%), 07/25/2038 (a)	250,000	251,831
Series 2022-41A, Class ER, 9.33% (3 mo. Term SOFR + 5.65%), 10/20/2037 (a)	300,000	299,425
ARES CLO
Series 2017-44A, Class CRR, 6.42% (3 mo. Term SOFR + 2.75%), 04/15/2034 (a)	300,000	298,894
Series 2018-49A, Class D1R, 6.81% (3 mo. Term SOFR + 3.15%), 10/22/2036 (a)	250,000	251,347
Series 2022-65A, Class A2R, 5.17% (3 mo. Term SOFR + 1.50%), 07/25/2034 (a)	300,000	300,306
Battalion CLO Ltd., Series 2021-19A, Class AR, 4.65% (3 mo. Term SOFR + 1.04%), 04/15/2034 (a)	300,000	300,000
Benefit Street Partners CLO Ltd.
Series 2018-5BA, Class A1R, 5.21% (3 mo. Term SOFR + 1.53%), 07/20/2037 (a)	250,000	249,971
Series 2021-24A, Class BR, 5.18% (3 mo. Term SOFR + 1.50%), 10/20/2034 (a)	250,000	249,835
Series 2021-25A, Class BR, 5.12% (3 mo. Term SOFR + 1.45%), 01/15/2035 (a)	250,000	249,840
BlueMountain CLO Ltd., Series 2020-29AR, Class AR2, 0.00% (3 mo. Term SOFR + 1.05%), 07/25/2034 (a)	300,000	300,000
Captree Park CLO Ltd., Series 2024-1A, Class A2, 5.38% (3 mo. Term SOFR + 1.70%), 07/20/2037 (a)	400,000	399,991
Carlyle Group, Inc., Series 2015-5A, Class A2R4, 4.88% (3 mo. Term SOFR + 1.20%), 01/20/2032 (a)	250,000	250,000
CarVal CLO, Series 2019-1A, Class AR2, 4.70% (3 mo. Term SOFR + 1.02%), 04/20/2032 (a)	371,947	371,954
CIFC Funding Ltd.
Series 2021-7A, Class DR, 6.37% (3 mo. Term SOFR + 2.70%), 01/23/2035 (a)	250,000	248,518
Series 2022-5A, Class ER2, 10.22% (3 mo. Term SOFR + 6.54%), 03/16/2038 (a)	250,000	255,775
Dryden Senior Loan Fund
Series 2019-68A, Class BRR, 5.22% (3 mo. Term SOFR + 1.55%), 07/15/2035 (a)	300,000	300,150
Series 2020-83A, Class AR, 5.21% (3 mo. Term SOFR + 1.53%), 04/18/2037 (a)	250,000	250,241
Series 2022-97A, Class D1R, 6.58% (3 mo. Term SOFR + 2.90%), 10/20/2038 (a)	300,000	299,918
Elmwood CLO Ltd., Series 2023-2A, Class ER, 9.58% (3 mo. Term SOFR + 5.90%), 04/16/2036 (a)	250,000	250,000
Goldentree Loan Opportunities Ltd., Series 2022-14A, Class ER, 9.58% (3 mo. Term SOFR + 5.90%), 07/20/2037 (a)	300,000	299,528
Golub Capital Partners CLO Ltd., Series 2022-60A, Class BR2, 5.12% (3 mo. Term SOFR + 1.50%), 10/25/2034 (a)	250,000	250,000
Harbor Park CLO Ltd., Series 2018-1A, Class BR2, 5.08% (3 mo. Term SOFR + 1.40%), 01/20/2031 (a)	300,000	300,017
KKR CLO Trust
Series 15A, Class BR2, 5.23% (3 mo. Term SOFR + 1.55%), 01/18/2032 (a)	250,000	250,094
Series 23, Class AR2, 4.68% (3 mo. Term SOFR + 1.05%), 04/20/2036 (a)	300,000	300,180
Madison Park Funding Ltd.
Series 13A, Class BR2, 4.97% (3 mo. Term SOFR + 1.30%), 11/21/2030 (a)	300,000	300,272
Series 2016-24A, Class BR2, 5.23% (3 mo. Term SOFR + 1.55%), 10/20/2029 (a)	2,800	2,799
Series 2016-24A, Class CR2, 5.73% (3 mo. Term SOFR + 2.05%), 10/20/2029 (a)	250,000	250,299
Series 2018-31A, Class A2RR, 5.27% (3 mo. Term SOFR + 1.60%), 07/23/2037 (a)	250,000	250,393
Series 2019-33A, Class BR2, 5.09% (3 mo. Term SOFR + 1.45%), 10/15/2032 (a)	250,000	250,626
Series 2024-67A, Class A1, 5.18% (3 mo. Term SOFR + 1.51%), 04/25/2037 (a)	250,000	250,269
Magnetite CLO Ltd.
Series 2017-19A, Class ERR, 8.78% (3 mo. Term SOFR + 5.10%), 04/17/2034 (a)	250,000	244,223
Series 2019-21AR, Class BR2, 0.00% (3 mo. Term SOFR + 1.30%), 04/20/2034 (a)	400,000	400,000
Series 2024-40A, Class A1, 5.12% (3 mo. Term SOFR + 1.45%), 07/15/2037 (a)	300,000	300,035
MidOcean Credit CLO, Series 2024-15A, Class A1, 5.20% (3 mo. Term SOFR + 1.53%), 07/21/2037 (a)	300,000	300,278
Neuberger Berman CLO Ltd.
Series 2016-22A, Class ER3, 9.93% (3 mo. Term SOFR + 6.25%), 04/17/2040 (a)	250,000	251,993
Series 2021-43A, Class BR, 5.13% (3 mo. Term SOFR + 1.45%), 07/17/2036 (a)	300,000	300,000
Octagon Investment Partners Ltd., Series 2021-1A, Class BR, 5.18% (3 mo. Term SOFR + 1.50%), 07/20/2034 (a)	250,000	249,925
OHA Credit Funding, Series 2018-1A, Class CR, 6.13% (3 mo. Term SOFR + 2.45%), 04/20/2037 (a)	300,000	299,524
Palmer Square Loan Funding Ltd.
Series 2024-1A, Class BR, 5.12% (3 mo. Term SOFR + 1.45%), 10/15/2032 (a)	300,000	299,901
Series 2024-2A, Class CR, 5.62% (3 mo. Term SOFR + 1.95%), 01/15/2033 (a)	250,000	249,882
Series 2026-1A, Class A2, 5.09% (3 mo. Term SOFR + 1.40%), 07/15/2034 (a)	250,000	250,000
Pikes Peak CLO, Series 2020-6A, Class BRR, 5.10% (3 mo. Term SOFR + 1.45%), 05/18/2034 (a)	400,000	399,339
Shackleton CLO Ltd., Series 2019-14A, Class BRR, 5.23% (3 mo. Term SOFR + 1.55%), 07/20/2034 (a)	250,000	249,922

Sixth Street CLO, Series 2024-25A, Class B, 5.47% (3 mo. Term SOFR + 1.80%), 07/24/2037 (a)	300,000	300,325
Symphony CLO Ltd., Series 2020-23A, Class BR2, 5.02% (3 mo. Term SOFR + 1.35%), 01/15/2034 (a)	250,000	249,894
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,743,939)		12,728,178

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 17.1%	Par	Value
BANK
Series 2020-BN29, Class B, 2.42%, 11/15/2053	300,000	257,357
Series 2021-BN32, Class AS, 2.86%, 04/15/2054 (b)	300,000	265,965
BANK-2018, Series 2018-BN10, Class B, 4.08%, 02/15/2061 (b)	100,000	94,006
BANK-2024, Series 2024-BN48, Class XA, 1.14%, 10/15/2057 (b)(c)	3,636,544	274,017
BANK5
Series 2023-5YR3, Class B, 7.32%, 09/15/2056 (b)	250,000	260,250
Series 2024-5YR6, Class XA, 0.74%, 05/15/2057 (a)(b)(c)	9,991,561	197,174
Series 2024-5YR7, Class XA, 1.33%, 06/15/2057 (b)(c)	4,797,811	166,294
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057 (b)	300,000	308,670
Series 2025-5YR13, Class XA, 1.06%, 01/15/2058 (a)(b)(c)	6,594,621	228,217
BANK5 Trust
Series 2025-5YR17, Class B, 5.99%, 11/15/2058 (b)	300,000	303,868
Series 2025-5YR17, Class XA, 1.19%, 11/15/2058 (b)(c)	5,990,630	267,146
Series 2026-5YR22, Class C, 5.96%, 06/15/2059 (b)	300,000	300,305
BBCMS Trust
Series 2024-5C27, Class XA, 0.82%, 07/15/2057 (a)(b)(c)	8,346,404	176,804
Series 2025-C35, Class XA, 0.65%, 07/15/2058 (b)(c)	5,787,709	280,099
Series 2026-5C41, Class AS, 5.76%, 05/15/2069 (b)	300,000	306,827
Benchmark Mortgage Trust
Series 2021-B28, Class XA, 1.22%, 08/15/2054 (b)(c)	4,792,385	216,487
Series 2021-B29, Class C, 2.75%, 09/15/2054 (b)	250,000	202,632
Series 2025-V14, Class XA, 0.77%, 04/15/2057 (b)(c)	7,995,587	208,658
Series 2025-V18, Class XA, 1.26%, 10/15/2058 (a)(b)(c)	5,897,511	285,895
Series 2025-V19, Class B, 5.90%, 01/15/2058 (b)	250,000	253,216
Series 2026-B42, Class XA, 1.07%, 03/15/2059 (b)(c)	3,797,291	298,127
Series 2026-B43, Class XA, 1.24%, 04/15/2063 (b)(c)	4,229,933	298,371
Series 2026-V22, Class AS, 5.78%, 05/15/2059	295,000	301,330
BMO Mortgage Trust
Series 2025-C13, Class XA, 1.01%, 10/15/2058 (b)(c)	4,098,458	305,990
Series 2026-5C14, Class AS, 5.54%, 03/15/2059	250,000	252,288
Commercial Mortgage Pass Through Certificates, Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (a)(b)	250,000	249,665
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class D, 2.50%, 12/15/2052 (a)	250,000	209,643
Mcp Holding Co. LLC, Series 2015-GC30, Class B, 3.96%, 05/10/2050 (b)	88,081	84,879
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class B, 4.11%, 11/15/2052 (b)	300,000	280,285
Series 2025-C35, Class XA, 0.95%, 08/15/2058 (b)(c)	4,064,455	275,590
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class B, 4.08%, 06/15/2050	300,000	293,457
Series 2019-H7, Class C, 4.13%, 07/15/2052	250,000	230,501
Series 2021-L5, Class B, 3.10%, 05/15/2054	275,000	246,009
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class D, 3.19%, 12/15/2049 (a)(b)	50,000	44,997
Series 2018-C43, Class B, 4.25%, 03/15/2051 (b)	250,000	240,119
Series 2018-C45, Class AS, 4.41%, 06/15/2051 (b)	300,000	294,927
Series 2019-C49, Class D, 3.00%, 03/15/2052 (a)	250,000	202,078
Series 2020-C57, Class C, 4.02%, 08/15/2053 (b)	325,000	297,964
Series 2021-C60, Class C, 2.74%, 08/15/2054	250,000	203,018
Series 2026-5C9, Class XA, 1.46%, 05/15/2059 (b)(c)	5,500,000	294,241
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2025-C65, Class XA, 1.10%, 10/15/2058 (b)(c)	3,894,247	307,605
Series 2026-C66, Class XA, 0.71%, 04/15/2059 (b)(c)	5,997,159	322,942
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $10,437,608)		10,387,913

ASSET-BACKED SECURITIES - 16.6%	Par	Value
American Credit Acceptance Receivables Trust
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	250,000	253,980
Series 2023-4, Class D, 7.65%, 09/12/2030 (a)	350,000	358,366
Series 2024-2, Class C, 6.24%, 04/12/2030 (a)	142,281	143,011
Series 2024-2, Class D, 6.53%, 04/12/2030 (a)	250,000	254,894
Series 2024-3, Class D, 6.04%, 07/12/2030 (a)	300,000	304,647
Series 2024-4, Class C, 4.91%, 08/12/2031 (a)	300,000	300,642
Series 2025-4, Class C, 4.83%, 01/13/2031 (a)	400,000	400,451
AmeriCredit Automobile Receivables Trust, Series 2026-1, Class B, 4.28%, 11/18/2032 (a)	250,000	247,831
CPS Auto Trust
Series 2024-D, Class D, 5.14%, 01/15/2031 (a)	400,000	401,199
Series 2025-D, Class C, 4.85%, 02/17/2032 (a)	300,000	299,389
Series 2026-B, Class B, 4.59%, 12/16/2030 (a)	250,000	249,217
Exeter Automobile Receivables Trust
Series 2022-6A, Class D, 8.03%, 04/06/2029	294,390	298,844
Series 2023-1A, Class D, 6.69%, 06/15/2029	169,904	171,571
Series 2025-1A, Class D, 5.49%, 05/15/2031	325,000	328,520
Series 2026-2A, Class B, 4.66%, 01/15/2031	300,000	299,547
Exeter Select Automobile Receivables Trust, Series 2026-1, Class A3, 4.67%, 06/16/2031	300,000	300,605
First Investors Auto Owner Trust, Series 2025-1A, Class C, 4.75%, 12/15/2031 (a)	300,000	297,360
GLS Auto Receivables Trust
Series 2023-2A, Class C, 5.69%, 03/15/2029 (a)	100,952	101,173
Series 2023-2A, Class D, 6.31%, 03/15/2029 (a)	345,000	349,350
Series 2024-2A, Class D, 6.19%, 02/15/2030 (a)	350,000	356,662
Series 2025-2A, Class C, 5.11%, 01/15/2031 (a)	250,000	250,670
Series 2026-1A, Class C, 4.56%, 11/17/2031 (a)	250,000	246,833
Series 2026-2A, Class B, 4.63%, 09/16/2030 (a)	300,000	299,470
GLS Auto Select Receivables Trust
Series 2023-1A, Class B, 6.09%, 03/15/2029 (a)	250,000	253,177
Series 2025-4A, Class C, 5.14%, 12/15/2031 (a)	300,000	300,753
Series 2026-2A, Class C, 5.21%, 06/15/2032 (a)	250,000	250,477
OneMain Direct Auto Receivables Trust, Series 2026-1A, Class A, 4.49%, 12/14/2033 (a)	250,000	247,328
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class B, 5.77%, 12/15/2028	185,947	186,974
Series 2025-1, Class C, 5.04%, 03/17/2031	350,000	352,253
Series 2025-4, Class B, 4.27%, 01/15/2032	500,000	497,458
Series 2026-1, Class A3, 3.93%, 07/15/2030	500,000	496,229
Series 2026-1, Class D, 4.75%, 04/15/2032	250,000	245,992
Westlake Automobile Receivables Trust
Series 2023-1A, Class C, 5.74%, 08/15/2028 (a)	78,921	79,062
Series 2024-1A, Class B, 5.55%, 11/15/2027 (a)	76,810	76,835
Series 2025-3A, Class A2, 4.31%, 04/17/2028 (a)	212,559	212,712
Series 2026-2A, Class C, 4.89%, 03/15/2032 (a)	300,000	299,600
World Omni Select Auto Trust, Series 2023-A, Class B, 5.87%, 08/15/2028	69,947	70,052
TOTAL ASSET-BACKED SECURITIES (Cost $10,094,779)		10,083,134

CORPORATE BONDS - 13.6%	Par	Value
Automobile Components - 0.2%
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.13%, 04/15/2031 (a)	100,000	100,286

Automobiles - 0.2%
Thor Industries, Inc., 4.00%, 10/15/2029 (a)	100,000	94,629

Banks - 6.1%
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	200,000	192,588
Equity Bancshares, Inc., 7.13% to 08/01/2030 then SOFR + 3.49%, 08/01/2035	250,000	254,602
First Financial Bancorp, 6.38% to 12/01/2030 then 3 mo. Term SOFR + 3.00%, 12/01/2035	350,000	349,252
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035	280,000	292,600

First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035 (a)	250,000	256,787
Fulton Financial Corp., 5.95% to 05/15/2031 then 3 mo. Term SOFR + 2.17%, 05/15/2036	250,000	248,685
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035	300,000	314,619
National Bank Holdings Corp., 5.88% to 02/15/2031 then 3 mo. Term SOFR + 2.41%, 02/15/2036	250,000	248,344
Renasant Corp., 4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	270,000	250,214
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035	300,000	300,132
SouthState Corp., 7.00% to 06/13/2030 then 3 mo. Term SOFR + 3.19%, 06/13/2035	250,000	259,412
Synovus Bank/Columbus GA, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036	250,000	248,305
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	250,000	233,575
Trustmark Corp., 6.00% to 12/01/2030 then 3 mo. Term SOFR + 2.60%, 12/01/2035	250,000	248,581
		3,697,696

Capital Markets - 0.2%
Ares Capital Corp., 5.50%, 09/01/2030	100,000	99,022

Consumer Finance - 1.4%
Credit Acceptance Corp., 6.63%, 03/15/2030 (a)	300,000	302,663
Ford Motor Credit Co., LLC, 7.35%, 03/06/2030	250,000	266,254
OneMain Finance Corp., 6.13%, 05/15/2030	300,000	298,958
		867,875

Food Products - 0.4%
Post Holdings, Inc., 4.50%, 09/15/2031 (a)	250,000	234,792

Healthcare Providers & Services - 0.4%
Centene Corp., 3.38%, 02/15/2030	250,000	232,486

Hotels, Restaurants & Leisure - 1.1%
Hilton Grand Vacations Borrower LLC, Inc., 5.00%, 06/01/2029 (a)	250,000	243,282
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (a)	300,000	292,144
Travel + Leisure Co., 6.25%, 06/01/2031 (a)	150,000	150,970
		686,396

Household Durables - 0.5%
Ashton Woods USA, LLC, 4.63%, 08/01/2029 (a)	300,000	288,342

IT Services - 0.6%
ASGN, Inc., 4.63%, 05/15/2028 (a)	200,000	185,390
Gartner, Inc., 3.75%, 10/01/2030 (a)	200,000	184,196
		369,586

Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc., 3.75%, 03/15/2029 (a)	150,000	143,817

Media - 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/2030 (a)	250,000	232,853
Sirius XM Radio LLC, 4.00%, 07/15/2028 (a)	200,000	194,932
		427,785

Personal Care Products - 0.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031 (a)	250,000	243,089

Professional Services - 0.4%
Science Applications International Corp., 4.88%, 04/01/2028 (a)	250,000	249,134

Real Estate Management & Development - 0.3%

Cushman & Wakefield US Borrower, LLC, 6.75%, 05/15/2028 (a)	212,000	212,325

Software - 0.2%
Open Text Holdings, Inc., 4.13%, 02/15/2030 (a)	100,000	91,940

Specialty Retail - 0.3%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	123,000	119,940
Group 1 Automotive, Inc., 6.38%, 01/15/2030 (a)	70,000	71,196
		191,136
TOTAL CORPORATE BONDS (Cost $8,190,013)		8,230,336

U.S. TREASURY SECURITIES - 11.9%	Par	Value
United States Treasury Notes/Bonds
3.75%, 04/15/2028	1,000,000	995,254
3.75%, 04/30/2028	1,000,000	995,156
3.75%, 05/15/2028	1,000,000	995,000
4.00%, 05/31/2028	1,500,000	1,500,059
4.25%, 11/15/2040	125,000	118,103
3.88%, 05/15/2043	175,000	153,822
4.38%, 08/15/2043	175,000	163,649
4.75%, 11/15/2043	175,000	171,175
4.63%, 11/15/2044	250,000	239,473
5.00%, 05/15/2045	250,000	250,664
4.88%, 08/15/2045	250,000	246,553
4.63%, 11/15/2045	250,000	238,555
4.63%, 02/15/2046	750,000	715,254
United States Treasury Strip Principal
0.00%, 11/15/2040 (d)	300,000	149,589
0.00%, 08/15/2042 (d)	400,000	179,415
0.00%, 08/15/2044 (d)	250,000	99,630
TOTAL U.S. TREASURY SECURITIES (Cost $7,269,933)		7,211,351

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 8.2%	Par	Value
Federal Home Loan Mortgage Corp.
Series K124, Class X1, 0.71%, 12/25/2030 (b)(c)	12,507,622	340,641
Series K144, Class X1, 0.33%, 04/25/2032 (b)(c)	7,741,730	142,782
Series K-150, Class X1, 0.31%, 09/25/2032 (b)(c)	17,738,561	344,854
Series K-172, Class X1, 0.15%, 08/25/2035 (b)(c)	19,995,590	313,227
Series K547, Class X1, 0.41%, 05/25/2030 (b)(c)	14,992,492	227,890
Series K556, Class X1, 0.28%, 01/25/2031 (b)(c)	21,149,663	275,756
Series K557, Class X1, 0.27%, 01/25/2031 (b)(c)	22,499,413	283,643
Series K562, Class X1, 0.18%, 04/25/2031 (b)(c)	77,000,000	342,542
Federal National Mortgage Association, Pool AN4056, 3.02%, 12/01/2026	300,000	297,969
Freddie Mac Multifamily Structured Pass Through Certificates
Series K098, Class XAM, 1.39%, 08/25/2029 (b)(c)	1,985,000	81,400
Series K107, Class X1, 1.58%, 01/25/2030 (b)(c)	4,135,184	204,250
Series K115, Class X1, 1.31%, 06/25/2030 (b)(c)	4,292,121	192,129
Series K122, Class X1, 0.86%, 11/25/2030 (b)(c)	10,693,290	343,745
Series K130, Class X1, 1.03%, 06/25/2031 (b)(c)	6,731,383	289,437
Series K131, Class X1, 0.72%, 07/25/2031 (b)(c)	12,300,421	390,473
Series K1517, Class X1, 1.32%, 07/25/2035 (b)(c)	2,870,508	248,056
Series K164, Class X1, 0.28%, 05/25/2034 (b)(c)	10,896,013	244,685
Series K165, Class X1, 0.60%, 09/25/2034 (b)(c)	6,148,993	266,538
Series K744, Class X1, 0.86%, 07/25/2028 (b)(c)	10,167,531	160,348
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $5,020,395)		4,990,365

MUNICIPAL BONDS - 2.1%	Par	Value
City of New Orleans, LA Water System Revenue, 2.89%, 12/01/2041	300,000	225,728

County of Clark Department of Aviation, 6.82%, 07/01/2045	250,000		274,328
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	250,000		243,951
Michigan Finance Authority, 3.27%, 06/01/2039	60,000		56,881
Oklahoma Development Finance Authority, 5.45%, 08/15/2028 (Obligor: Ou Medicine Obligated Grp)	300,000		297,467
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/2039	175,000		188,571
TOTAL MUNICIPAL BONDS (Cost $1,287,300)			1,286,926

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 0.6%	Par		Value
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A4, 6.00%, 06/25/2036	176,344		158,477
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 6.14%, 10/25/2037 (b)	206,513		204,338
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $350,115)			362,815

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 7.4%	Par		Value
0.00%, 06/09/2026 (d)	1,500,000		1,498,789
0.00%, 07/23/2026 (d)	1,500,000		1,492,148
0.00%, 10/01/2026 (d)	1,500,000		1,481,625
TOTAL U.S. TREASURY BILLS (Cost $4,472,691)			4,472,562

MONEY MARKET FUNDS - 1.2%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (e)	721,570		721,570
TOTAL MONEY MARKET FUNDS (Cost $721,570)			721,570

TOTAL INVESTMENTS - 99.7% (Cost $60,588,343)			60,475,150
Other Assets in Excess of Liabilities - 0.3%		0.00345	209,458
TOTAL NET ASSETS - 100.0%			$ 60,684,608

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $24,930,507 or 41.1% of the Fund’s net assets.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2026.

(c)	Interest only security.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
Performance Trust Short Term Bond ETF
Notes to Schedule of Investments
May 31, 2026 (Unaudited)

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2026:

Performance Trust Short Term Bond ETF
Notes to Schedule of Investments
May 31, 2026 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations	$ –	$ 12,728,178	$ –	$ 12,728,178
Non-Agency Commercial Mortgage Backed Securities	–	10,387,913	–	10,387,913
Asset-Backed Securities	–	10,083,134	–	10,083,134
Corporate Bonds	–	8,230,336	–	8,230,336
U.S. Treasury Securities	–	7,211,351	–	7,211,351
Agency Commercial Mortgage Backed Securities	–	4,990,365	–	4,990,365
Municipal Bonds	–	1,286,926	–	1,286,926
Non-Agency Residential Mortgage Backed Securities	–	362,815	–	362,815
U.S. Treasury Bills	–	4,472,562	–	4,472,562
Money Market Funds	721,570	–	–	721,570
Total Investments	$ 721,570	$ 59,753,580	$ –	$ 60,475,150

Refer to the Schedule of Investments for further disaggregation of investment categories.